Other Reserve - Summary of Detailed Information About Other Reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	€ 149,460
Employee share-based compensation	7,431	€ 7,208	€ 5,389
Debt forgiveness by shareholder			3,176
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	241,937
Ending Balance	762,961	149,460
Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	149,460	81,198	44,607
Capital injection from shareholders	6,454	67,124	24,279
Employee share-based compensation	7,431	7,208	5,389
Debt forgiveness by shareholder			3,176
Capital contribution from non-controlling interests		566	119
Changes in ownership interest in a subsidiary without change of control	(396)	124	(1,084)
Currency translation differences	(1,011)	(6,355)	4,893
Actuarial reserve relating to employee benefit	1,261	(405)	(181)
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	599,762
Ending Balance	762,961	149,460	81,198
Share premium [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	137,285	70,161	45,882
Capital injection from shareholders	6,454	67,124	24,279
Employee share-based compensation			0
Debt forgiveness by shareholder			0
Capital contribution from non-controlling interests			0
Changes in ownership interest in a subsidiary without change of control			0
Currency translation differences			0
Actuarial reserve relating to employee benefit			0
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	599,762
Ending Balance	743,501	137,285	70,161
Cumulative translation adjustment [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	295	6,650	1,757
Capital injection from shareholders			0
Employee share-based compensation			0
Debt forgiveness by shareholder			0
Capital contribution from non-controlling interests			0
Changes in ownership interest in a subsidiary without change of control			0
Currency translation differences	(1,011)	(6,355)	4,893
Actuarial reserve relating to employee benefit			0
Ending Balance	(716)	295	6,650
Re-measurement of defined benefit plans [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	(586)	(181)	0
Capital injection from shareholders			0
Employee share-based compensation			0
Debt forgiveness by shareholder			0
Capital contribution from non-controlling interests			0
Changes in ownership interest in a subsidiary without change of control			0
Currency translation differences			0
Actuarial reserve relating to employee benefit	1,261	(405)	(181)
Ending Balance	675	(586)	(181)
Other Reserves [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	12,466	4,568	(3,032)
Capital injection from shareholders			0
Employee share-based compensation	7,431	7,208	5,389
Debt forgiveness by shareholder			3,176
Capital contribution from non-controlling interests		566	119
Changes in ownership interest in a subsidiary without change of control	(396)	124	(1,084)
Currency translation differences			0
Actuarial reserve relating to employee benefit			0
Ending Balance	€ 19,501	€ 12,466	€ 4,568